COMMON SHARES - Summary of Additional Stock Options Information (Details) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Total intrinsic value of options exercised	CAD 28	CAD 31	CAD 10
Fair value of options that have vested	CAD 140	CAD 126	CAD 91
Total options vested (in shares)	2.3	2.1	2.0
Options, exercisable, intrinsic value	CAD 83
Options, outstanding, intrinsic value	CAD 110